Net Loss Per Share - Summary of Calculation of Basic and Diluted Net Loss Per Share applicable to Common Stockholders (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2002
Numerator:
Net loss	$ (2,637,068)	$ (547,440)	$ (2,847,894)	$ (5,722,983)	$ (2,847,894)
Denominator:
Weighted-average number of common shares - basic and diluted	10,053,949	8,181,734	8,212,581	8,180,937	8,212,581
Net loss per share - basic and diluted	$ (0.26)	$ (0.07)	$ (0.35)	$ (0.70)	$ (0.35)